Property, Equipment, Network Under Construction, and Software (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Year Ended December 31,
	2020	2019
	(in thousands)
Network under construction	$16,828	$16,464
Office equipment, furniture, and leasehold improvements	1,201	1,155
AT&T network	5,767	—
Accumulated depreciation	(1,262)	(1,110)

Property and equipment, net	$5,706	$45

Schedule of capitalized software and expected amortization
	Year Ended December 31,
	2020	2019
	(in thousands)
Software	2,172	$1,425
Accumulated Amortization	(1,494)	(1,425)
Software Intangible, net	678	—

Schedule of Future amortization
Future amortization is expected as follows:
For the twelve months ending December 31, 2021	256
For the twelve months ending December 31, 2022	241
For the twelve months ending December 31, 2023	181